Rebate and product return liabilities (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provision at the beginning of the year	kr 36,673	kr 0
Addition due to acquisition cf note 29	0	6,969
Adjustments for the year	158,033	137,321
Utilization during the period	(168,600)	(103,766)
Reversal of provisions from previous years	0	(1,184)
Currency translation adjustments	2,589	(2,668)
Provision at year-end	28,695	36,673
Sale rebates liabilities
Disclosure of other provisions [line items]
Provision at the beginning of the year	36,434
Addition due to acquisition cf note 29	0
Adjustments for the year	155,910
Utilization during the period	(167,045)
Reversal of provisions from previous years	0
Currency translation adjustments	2,544
Provision at year-end	27,843	36,434
Provision return liabilities
Disclosure of other provisions [line items]
Provision at the beginning of the year	239
Addition due to acquisition cf note 29	0
Adjustments for the year	2,124
Utilization during the period	(1,555)
Reversal of provisions from previous years	0
Currency translation adjustments	45
Provision at year-end	kr 852	kr 239